Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of Detailed Information about Other Income [Line Items]
Interest income		$ 167	$ 373
Other income	[1]	1,570	28
Total		$ 1,737	$ 401

[1]	Note i: The Company recognized $1.0 million of other income related to a license agreement that the Company determined in the current year to no longer provide negotiation rights to the licensee, and $0.5 million of income for a liability that was extinguished in the current year